UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 28-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY              November 9, 2005
--------------------         ----------------------       ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $313,601
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number              Name

1           28-06311                          March Partners, LLC

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March Global Associates LLC
13F REPORT
30-Sep-05



COLUMN 1                          COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                  TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS         CUSIP      (x1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                    --------         -----      -------   -------  --- ----   ----------  ----   ----    ------  ----
ACCO BRANDS CORP.                 COM              00081T108    3,502   124100   SH          SOLE        1     124100
ADOBE SYS INC.                    COM              00724F101    1,949    65300   SH          SOLE        1      65300
ALBERTSON'S INC.                  COM              013104104      770    30000   SH          SOLE        1      30000
AMEGY BANCORPORATION INC.         COM              02343R102    3,191   141000   SH          SOLE        1     141000
ARGOSY GAMING CO.                 COM              040228108   15,713   334400   SH          SOLE        1     334400
AT&T CORP                         COM NEW          001957505   14,434   729000   SH          SOLE        1     729000
BANK OF AMERICA CORPORATION       COM              60505104     1,263    30000   SH  CALL    SOLE        1      30000
BROOKSTONE INC.                   COM              114537103    3,497   175400   SH          SOLE        1     175400
CAPITAL AUTOMOTIVE REIT           COM SH BEN INT   139733109    2,903    75000   SH          SOLE        1      75000
CARNIVAL CORP                     PAIRED CTF       143658300    2,349    47000   SH          SOLE        1      47000
CEDAR SHOPPING CTRS INC.          COM NEW          150602209    1,406    97200   SH          SOLE        1      97200
CHIRON CORP.                      COM              170040109    4,823   110500   SH          SOLE        1     110500
CINERGY CORP                      COM              172474108    4,148    93400   SH          SOLE        1      93400
CNA SURETY CORP.                  COM              12612L108    1,504   105800   SH          SOLE        1     105800
COLUMBIA BANCORP                  COM              197227101      603    15000   SH          SOLE        1      15000
COMMERCIAL FEDERAL CORPORATION    COM              201647104    9,129   267400   SH          SOLE        1     267400
CP SHIPS LTD.                     COM              22409V102    2,666   125000   SH          SOLE        1     125000
DISNEY WALT CO.                   COM DISNEY       254687106    2,022    83800   SH          SOLE        1      83800
DISNEY WALT CO.                   COM              254687106      724    30000   SH  CALL    SOLE        1      30000
EGL INC.                          COM              268484102      205     7900   SH          SOLE        1       7900
ENGINEERED SUPPORT SYS INC.       COM              292866100    6,156   150000   SH          SOLE        1     150000
FALCONBRIDGE LTD. NEW 2005        COM              306104100    2,647    99055   SH          SOLE        1      99055
FARMER BROS CO.                   COM              307675108    3,136   155300   SH          SOLE        1     155300
GABLES RESIDENTIAL TR             SH BEN INT       362418105    1,901    43500   SH          SOLE        1      43500
GILLETTE CO.                      COM              375766102   24,708   426200   SH          SOLE        1     426200
GTECH HLDGS CORP.                 COM              400518106    4,328   135000   SH          SOLE        1     135000
GUIDANT CORP                      COM              401698105    5,856    85000   SH          SOLE        1      85000
GUIDANT CORP                      COM              401698105      758    11000   SH  PUT     SOLE        1      11000
GUIDANT CORP                      COM              401698105    5,511    80000   SH  PUT     SOLE        1      80000
HIBERNIA CORP                     CL A             428656102    2,103    70000   SH          SOLE        1      70000
IDX SYS CORP.                     COM              449491109    2,159    50000   SH          SOLE        1      50000
IMS HEALTH INC.                   COM              449934108   16,902   671500   SH          SOLE        1     671500
IMS HEALTH INC.                   COM              449934108      154     6100   SH  PUT     SOLE        1       6100
INAMED CORP.                      COM              453235103    8,077   106725   SH          SOLE        1     106725
JOHN HANCOCK BK & THRIFT OPP      SH BEN INT       409735107    1,512   160850   SH          SOLE        1     160850
LABONE, INC. NEW                  COM              50540L105    3,571    82100   SH          SOLE        1      82100
LUCENT TECHNOLOGIES INC.          COM              549463107      186    57100   SH          SOLE        1      57100
MBNA CORP                         COM              55262L100   20,227   820900   SH          SOLE        1     820900
MCI INC.                          COM              552691107    7,410   291600   SH          SOLE        1     291600
MORGAN STANLEY                    COM NEW          617446448    5,594   103700   SH          SOLE        1     103700
NEIMAN MARCUS GROUP INC           CL A             640204202   14,323   143300   SH          SOLE        1     143300
NEW YORK CMNTY BANCORP INC.       COM              649445103    1,815   110700   SH          SOLE        1     110700
NORTH FORK BANCORPORATION NY      COM              659424105    1,275    50000   SH  CALL    SOLE        1      50000
OSI PHARMACEUTICALS INC.          COM              671040103       91     3100   SH          SOLE        1       3100
PANAMSAT HLDG CORP.               COM              69831Y105    3,025   125000   SH          SOLE        1     125000
PROCTER & GAMBLE CO.              COM              742718109    2,973    50000   SH  PUT     SOLE        1      50000
PROVIDENT FINL SVCS INC.          COM              74386T105    2,767   157200   SH          SOLE        1     157200
PROVIDIAN FINL CORP               COM              74406A102      905    51100   SH          SOLE        1      51100
PUBLIC SVC ENTERPRISE GROUP       COM              744573106    8,920   138600   SH          SOLE        1     138600
REEBOK INTL LTD.                  COM              758110100    6,788   120000   SH          SOLE        1     120000
RENAL CARE GROUP INC.             COM              759930100    8,754   185000   SH          SOLE        1     185000
RETAIL VENTURES INC.              COM              76128Y102    1,290   117500   SH          SOLE        1     117500
SBS BROADCASTING SA               ORD              L8137F102    6,795   125000   SH          SOLE        1     125000
SCUDDER RREEF REAL EST FD II      COM              81119R108    2,449   149800   SH          SOLE        1     149800
SHURGARD STORAGE CTRS INC.        COM              82567D104    1,676    30000   SH          SOLE        1      30000
SIEBEL SYS INC.                   COM              826170102    9,059   877000   SH          SOLE        1     877000
SPDR TR                           UNIT SER 1       78462F103    3,691    30000   SH  PUT     SOLE        1      30000
SPRINT NEXTEL CORP.               COM FON          852061100    8,616   362317   SH          SOLE        1     362317
SPRINT NEXTEL CORP.               COM              852061100    2,326    97800   SH  PUT     SOLE        1      97800
SUNTERRA CORP                     COM NEW          86787D208    1,264    96300   SH          SOLE        1      96300
TIME WARNER TELECOM INC.          CL A             887319101    1,950   250000   SH          SOLE        1     250000
TRIPATH IMAGING INC.              COM              896942109      258    36550   SH          SOLE        1      36550
UNITEDHEALTH GROUP INC.           COM              91324P102    3,091    55000   SH          SOLE        1      55000
WELLPOINT INC.                    COM              94973V107    2,168    28600   SH          SOLE        1      28600
WESTCORP INC.                     COM              957907108    2,945    50000   SH          SOLE        1      50000
WHIRLPOOL CORP.                   COM              963320106      250     3300   SH          SOLE        1       3300
YORK INTL CORP. NEW               COM              986670107   14,438   257500   SH          SOLE        1     257500


00536.0001 #615504